Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.61%
Aerospace & Defense–7.11%
Archer Aviation, Inc., Class A(b)	1,141,195	$11,514,658
Curtiss-Wright Corp.	219,654	96,671,922
Embraer S.A., ADR (Brazil)	1,292,591	59,446,260
Karman Holdings, Inc.(b)	844,441	36,192,741
Leonardo DRS, Inc.	1,009,534	42,703,288
Loar Holdings, Inc.(b)	557,008	48,487,546
Rocket Lab Corp.(b)	1,868,072	50,045,649
		345,062,064
Application Software–8.17%
Alkami Technology, Inc.(b)	783,399	22,436,547
AppFolio, Inc., Class A(b)	113,265	23,918,170
AvePoint, Inc.(b)	1,753,866	32,709,601
Braze, Inc., Class A(b)	621,740	22,880,032
Cellebrite DI Ltd. (Israel)(b)	1,420,587	23,695,391
Clearwater Analytics Holdings, Inc., Class A(b)	2,190,994	50,611,961
Intapp, Inc.(b)	791,346	43,618,992
Pegasystems, Inc.	553,260	54,302,469
Q2 Holdings, Inc.(b)	919,188	80,447,334
Vertex, Inc., Class A(b)	1,065,431	42,159,105
		396,779,602
Asset Management & Custody Banks–4.14%
Cohen & Steers, Inc.	284,588	21,867,742
Hamilton Lane, Inc., Class A	505,325	75,293,425
StepStone Group, Inc., Class A	1,792,382	103,689,299
		200,850,466
Automotive Parts & Equipment–0.51%
Modine Manufacturing Co.(b)	270,711	24,580,559
Biotechnology–5.13%
ADMA Biologics, Inc.(b)	1,443,447	28,637,988
Blueprint Medicines Corp.(b)	352,609	35,736,922
BridgeBio Pharma, Inc.(b)	779,154	26,686,024
Halozyme Therapeutics, Inc.(b)	540,212	30,289,687
Insmed, Inc.(b)	629,502	43,895,174
Madrigal Pharmaceuticals, Inc.(b)	38,179	10,509,152
Merus N.V. (Netherlands)(b)	283,995	15,923,600
SpringWorks Therapeutics, Inc.(b)	307,572	14,366,688
Twist Bioscience Corp.(b)	908,945	26,632,089
Vericel Corp.(b)	400,750	16,548,971
		249,226,295
Broadline Retail–1.54%
Ollie’s Bargain Outlet Holdings, Inc.(b)	672,778	74,981,108
Building Products–0.55%
AAON, Inc.	279,163	26,880,605
Casinos & Gaming–1.06%
Sportradar Group AG (Switzerland)(b)	2,156,160	51,553,786
Commercial & Residential Mortgage Finance–1.57%
Mr. Cooper Group, Inc.(b)	587,505	76,099,523
Shares		Value
Construction & Engineering–4.51%
Comfort Systems USA, Inc.	116,820	$55,866,828
Construction Partners, Inc., Class A(b)	614,707	64,353,676
Primoris Services Corp.	681,954	49,175,703
Sterling Infrastructure, Inc.(b)	263,979	49,630,692
		219,026,899
Construction Machinery & Heavy Transportation Equipment– 0.71%
Federal Signal Corp.	368,719	34,685,396
Data Processing & Outsourced Services–1.24%
ExlService Holdings, Inc.(b)	1,307,318	60,123,555
Education Services–2.49%
Duolingo, Inc.(b)	140,053	72,772,939
Stride, Inc.(b)	317,017	47,993,204
		120,766,143
Electrical Components & Equipment–0.40%
Powell Industries, Inc.	113,259	19,207,594
Electronic Equipment & Instruments–2.62%
Badger Meter, Inc.	149,358	37,073,643
Itron, Inc.(b)	277,939	32,129,748
PAR Technology Corp.(b)	882,922	57,884,366
		127,087,757
Electronic Manufacturing Services–2.54%
Celestica, Inc. (Canada)(b)	1,068,014	123,227,455
Environmental & Facilities Services–1.88%
Casella Waste Systems, Inc., Class A(b)	777,149	91,089,634
Health Care Equipment–2.11%
Glaukos Corp.(b)	258,056	24,332,100
Inspire Medical Systems, Inc.(b)	105,169	14,534,356
Integer Holdings Corp.(b)	403,270	47,892,345
PROCEPT BioRobotics Corp.(b)	274,497	15,920,826
		102,679,627
Health Care Facilities–2.79%
Concentra Group Holdings Parent, Inc.	750,172	16,226,220
Encompass Health Corp.	984,474	119,022,906
		135,249,126
Health Care Services–3.69%
BrightSpring Health Services, Inc.(b)	2,952,771	70,305,478
GeneDx Holdings Corp.(b)	384,886	27,411,581
Guardant Health, Inc.(b)	791,170	32,137,325
RadNet, Inc.(b)	853,432	49,063,806
		178,918,190
Health Care Supplies–1.43%
Lantheus Holdings, Inc.(b)	161,752	12,221,981
Merit Medical Systems, Inc.(b)	604,567	57,452,002
		69,673,983
Health Care Technology–1.07%
Waystar Holding Corp.(b)	1,302,208	52,062,276
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Independent Power Producers & Energy Traders–1.02%
Talen Energy Corp.(b)	202,537	$49,408,901
Industrial Machinery & Supplies & Components–6.81%
Crane Co.	450,697	77,249,466
ESAB Corp.	613,764	75,486,834
ESCO Technologies, Inc.	323,243	58,584,561
Mueller Water Products, Inc., Class A	2,011,042	49,330,860
SPX Technologies, Inc.(b)	459,750	69,923,378
		330,575,099
Investment Banking & Brokerage–2.83%
Evercore, Inc., Class A	155,611	36,022,390
Marex Group PLC (United Kingdom)	781,158	33,714,779
Piper Sandler Cos.	123,724	31,110,400
PJT Partners, Inc., Class A	241,039	36,314,936
		137,162,505
Leisure Facilities–1.25%
Planet Fitness, Inc., Class A(b)	592,011	60,876,491
Life Sciences Tools & Services–0.76%
Repligen Corp.(b)	312,742	36,925,448
Managed Health Care–1.99%
Alignment Healthcare, Inc.(b)	2,060,194	31,665,182
HealthEquity, Inc.(b)	643,390	64,731,468
		96,396,650
Office REITs–0.49%
Highwoods Properties, Inc.	809,233	24,034,220
Oil & Gas Equipment & Services–2.52%
Archrock, Inc.	2,099,464	52,276,653
TechnipFMC PLC (United Kingdom)	2,248,871	70,052,332
		122,328,985
Personal Care Products–0.87%
BellRing Brands, Inc.(b)	667,970	42,048,712
Pharmaceuticals–0.59%
Axsome Therapeutics, Inc.(b)	270,755	28,472,596
Property & Casualty Insurance–0.89%
Palomar Holdings, Inc.(b)	250,747	42,995,588
Regional Banks–0.87%
Bancorp, Inc. (The)(b)	831,397	42,484,387
Restaurants–3.91%
Dutch Bros, Inc., Class A(b)	727,545	52,528,749
Shake Shack, Inc., Class A(b)	472,455	61,319,934
Texas Roadhouse, Inc.	390,014	76,134,633
		189,983,316
Shares		Value
Semiconductors–5.36%
Allegro MicroSystems, Inc. (Japan)(b)	961,914	$24,384,520
Astera Labs, Inc.(b)	368,886	33,465,338
Impinj, Inc.(b)	210,269	23,989,590
MACOM Technology Solutions Holdings, Inc.(b)	660,476	80,320,487
SiTime Corp.(b)	337,047	66,084,805
Tower Semiconductor Ltd. (Israel)(b)	805,943	31,786,392
		260,031,132
Steel–3.71%
ATI, Inc.(b)	718,324	57,207,323
Carpenter Technology Corp.	522,786	122,854,710
		180,062,033
Systems Software–3.85%
Commvault Systems, Inc.(b)	401,412	73,518,608
CyberArk Software Ltd.(b)	296,546	113,511,878
		187,030,486
Trading Companies & Distributors–0.74%
Applied Industrial Technologies, Inc.	158,763	35,962,995
Transaction & Payment Processing Services–0.89%
Paymentus Holdings, Inc., Class A(b)	1,132,709	43,258,157
Total Common Stocks & Other Equity Interests (Cost $3,610,733,096)		4,689,849,344
Money Market Funds–3.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d)	60,330,121	60,330,121
Invesco Treasury Portfolio, Institutional Class, 4.22%(c)(d)	112,040,473	112,040,473
Total Money Market Funds (Cost $172,370,594)		172,370,594
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $3,783,103,690)		4,862,219,938
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.29%(c)(d)(e) (Cost $10)	10	10
TOTAL INVESTMENTS IN SECURITIES–100.16% (Cost $3,783,103,700)		4,862,219,948
OTHER ASSETS LESS LIABILITIES—(0.16)%		(7,612,758)
NET ASSETS–100.00%		$4,854,607,190
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,945,665	$412,366,207	$(369,981,751)	$-	$-	$60,330,121	$1,676,100
Invesco Treasury Portfolio, Institutional Class	33,326,481	765,822,956	(687,108,964)	-	-	112,040,473	3,084,840
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	742,930	64,641,094	(65,384,014)	-	-	10	64,778*
Invesco Private Prime Fund	3,211,289	119,883,916	(123,094,369)	(181)	(655)	-	187,551*
Total	$55,226,365	$1,362,714,173	$(1,245,569,098)	$(181)	$(655)	$172,370,604	$5,013,269

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,689,849,344	$—	$—	$4,689,849,344
Money Market Funds	172,370,594	10	—	172,370,604
Total Investments	$4,862,219,938	$10	$—	$4,862,219,948
Invesco Discovery Fund